Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2019	Apr. 30, 2021	Jan. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 1,215		$ 1,215	$ 1,215
Cash compensation awards	$ 1,000
Restricted common stock	797,280
Vesting period	2 years
Fair value for the restricted common stock	$ 600
Electric Fleet [Member]
Business Acquisition [Line Items]
Purchase consideration		$ 1,500
Intangible assets		300
Goodwill		$ 1,200